PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Derivative assets	$ 694	$ 67
Third parties
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible VAT	34,523	41,066
Prepayments to third-party suppliers	20,903	11,280
Deposits	3,417	3,995
Deferred listing expenses		1,686
Interest receivable	5,130	119
Derivative assets	694	67
Others	8,020	5,664
Less: Allowance for credit losses (i)	(146)	(7)
Total	$ 72,541	$ 63,870